RISK MANAGEMENT (Details 19) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure Of Risk Management [Line Items]
Value at risk	$ 1,086,904	$ 721,296
Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	704,996	627,812
Weighted average [member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,011,173	714,935
Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,446,232	827,564
Interest Rate [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	283,548	251,904
Interest Rate [Member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	269,572	238,625
Interest Rate [Member] | Weighted average [member]
Disclosure Of Risk Management [Line Items]
Value at risk	289,811	266,447
Interest Rate [Member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	303,876	308,534
Exchange Rate [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	559,362	247,047
Exchange Rate [Member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	330,108	247,047
Exchange Rate [Member] | Weighted average [member]
Disclosure Of Risk Management [Line Items]
Value at risk	488,395	331,528
Exchange Rate [Member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	883,924	393,365
Share Price [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	70,758	61,120
Share Price [Member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	70,758	55,264
Share Price [Member] | Weighted average [member]
Disclosure Of Risk Management [Line Items]
Value at risk	76,632	61,811
Share Price [Member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	84,059	76,438
Collective Portfolios [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	173,236	161,225
Collective Portfolios [Member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	34,558	36,808
Collective Portfolios [Member] | Weighted average [member]
Disclosure Of Risk Management [Line Items]
Value at risk	156,335	55,149
Collective Portfolios [Member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	$ 174,373	$ 161,225

[1]	An update is presented in the amount official about Total Market Risk (VaR) calculated for the period ended at December 31st, 2016; it according to a change in the exposure of factor of Collective portfolios in Bancolombia.